EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net Income (Loss) Available to Common Stockholders, Basic									$ 2,128	$ 24,265	$ (44,387)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Common Shares Outstanding									76,073,000	63,062,000	49,132,000
Unvested Dividend Eligible Shares Outstanding at the Balance Sheet Date									96,000	63,000	0
Effect of Weighting									(8,958,000)	(6,797,000)	3,066,000
Weighted Average Shares - Basic and Diluted	70,497,000	67,302,000	66,310,000	64,590,000	63,124,000	60,419,000	52,601,000	48,905,000	67,210,815	56,328,027	52,198,175
Income (Loss) Per Share - Basic and Diluted	$ 0.23	$ 0.42	$ 0.74	$ (1.41)	$ 0.29	$ (0.14)	$ 0.07	$ 0.22	$ 0.03	$ 0.43	$ (0.85)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									0	0	56,000